Taxes - Reconciliation of the income tax expenses (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Taxes
Net income before income tax	$ 19,723,568	$ 20,613,875	$ 13,769,662
Statutory rate	33.00%	37.00%	40.00%
Income tax at statutory rate	$ 6,508,777	$ 7,627,134	$ 5,507,865
ETR reconciliation items:
Non-deductible expenses	295,550	379,633	271,414
Rate differential adjustment	132,888	172,352	186,588
Impairment of non-financial assets	57,646	(128,461)	(175,750)
Increase in shareholding in Invercolsa	(2,943)
Non-taxable income	(524,658)	(119,963)	(107,881)
Prior years' taxes	(33,520)	(63,744)	218,947
Foreign currency translation and exchange difference	(54,318)	751,210	(186,787)
Tax discounts and tax credit	(110,857)
Ecopetrol U.S.A. deferred tax	(1,550,152)
Effect of tax reform	0	(359,676)
Non-deductible wealth tax	0		85,872
Income tax expenses	4,718,413	8,258,485	5,800,268
Current	7,127,492	7,416,038	5,076,692
Deferred	(2,409,079)	842,447	723,576
Income tax expenses	$ 4,718,413	$ 8,258,485	$ 5,800,268